Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Deferred compensation	$ 1,229	$ 1,155
Interest rate swap agreements		1,253
Accrued workers' compensation	12,528	11,195
Net operating loss carryforwards	30,597	28,082
Allowance for bad debts	4,078	4,484
Tax credits	4,733	5,188
Depreciation	681
Other	2,933	2,768
Total gross deferred income tax assets	56,779	54,125
Valuation allowance	(10,033)	(10,193)
Deferred tax assets	46,746	43,932
Deferred tax liabilities:
Depreciation		(2,200)
Amortization of goodwill and intangible assets	(81,999)	(87,953)
Other accrued liabilities	(4,123)	(5,171)
Net deferred tax liabilities	$ (39,376)	$ (51,392)